SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details) - Stock Options [Member]	1 Months Ended	12 Months Ended
	Jan. 21, 2021 Shares	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Beginning Balance | shares		150,000	0
Number of options, Granted | shares		895,807	150,000
Number of options, Cancelled	(20,000)	(20,000)
Number of options, Ending Balance | shares		1,025,807	150,000
Weighted average exercise price, Beginning Balance		$ 1.25	$ 0
Weighted average exercise price, Granted		4.29	1.25
Weighted average exercise price, Cancelled		1.25
Weighted average exercise price, Ending Balance		$ 3.90	$ 1.25